Provisions for employee benefits (Details 1) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Present value of benefit liabilities at beginning of year	€ 868
Present value of benefit liabilities at end of year	1,022	€ 868
TFR [Member]
Statement Line Items [Line Items]
Present value of benefit liabilities at beginning of year	298
Interest cost/income	3	6
Remeasurements:	(6)	19
- actuarial (gains) losses due to changes in demographic assumptions		(2)
- actuarial (gains) losses due to changes in financial assumptions	(5)	11
- experience (gains) losses	(1)	10
Present value of benefit liabilities at end of year	284	298
Foreign defined benefit plans [Member]
Statement Line Items [Line Items]
Present value of benefit liabilities at beginning of year	276
Current cost	24	28
Interest cost/income	9	14
Return on plan assets	(12)	(42)
Remeasurements:	42	(20)
- actuarial (gains) losses due to changes in demographic assumptions	(14)	(2)
- actuarial (gains) losses due to changes in financial assumptions	71	30
- experience (gains) losses	(3)	(6)
Past service cost and (gains) losses settlements	(1)	(4)
Present value of benefit liabilities at end of year	409	276
FISDE and other foreign medical plans [Member]
Statement Line Items [Line Items]
Present value of benefit liabilities at beginning of year	124
Current cost	2	2
Interest cost/income	2	3
Remeasurements:	(1)	(17)
- actuarial (gains) losses due to changes in demographic assumptions		(1)
- actuarial (gains) losses due to changes in financial assumptions		(2)
- experience (gains) losses	(1)	(14)
Past service cost and (gains) losses settlements		2
Present value of benefit liabilities at end of year	122	124
Other benefit plans [Member]
Statement Line Items [Line Items]
Present value of benefit liabilities at beginning of year	170
Current cost	54	56
Interest cost/income	1	1
Remeasurements:		2
- actuarial (gains) losses due to changes in demographic assumptions		1
- actuarial (gains) losses due to changes in financial assumptions		1
Past service cost and (gains) losses settlements	30	(3)
Present value of benefit liabilities at end of year	207	170
Present Value Of Defined Benefit Obligation [Member]
Statement Line Items [Line Items]
Present value of benefit liabilities at beginning of year	1,487	1,830
Current cost	80	86
Interest cost/income	35	44
Remeasurements:	50	25
- actuarial (gains) losses due to changes in demographic assumptions	(14)	(7)
- actuarial (gains) losses due to changes in financial assumptions	69	41
- experience (gains) losses	(5)	(9)
Past service cost and (gains) losses settlements	29	(8)
Plan contributions:	1	1
- employee contributions	1	1
Benefits paid	(89)	(78)
Reclassification to asset held for sale	(14)
Changes in the scope of consolidation	(20)
Currency translation differences and other changes	51	(413)
Present value of benefit liabilities at end of year	1,610	1,487
Present Value Of Defined Benefit Obligation [Member] | TFR [Member]
Statement Line Items [Line Items]
Present value of benefit liabilities at beginning of year	298	281
Interest cost/income	3	6
Remeasurements:	(6)	19
- actuarial (gains) losses due to changes in demographic assumptions		(2)
- actuarial (gains) losses due to changes in financial assumptions	(5)	11
- experience (gains) losses	(1)	10
Benefits paid	(10)	(8)
Changes in the scope of consolidation	(1)
Present value of benefit liabilities at end of year	284	298
Present Value Of Defined Benefit Obligation [Member] | Foreign defined benefit plans [Member]
Statement Line Items [Line Items]
Present value of benefit liabilities at beginning of year	895	1,240
Current cost	24	28
Interest cost/income	29	34
Remeasurements:	54	22
- actuarial (gains) losses due to changes in demographic assumptions	(14)	(2)
- actuarial (gains) losses due to changes in financial assumptions	71	30
- experience (gains) losses	(3)	(6)
Past service cost and (gains) losses settlements	(1)	(7)
Plan contributions:	1	1
- employee contributions	1	1
Benefits paid	(37)	(33)
Reclassification to asset held for sale	(12)
Changes in the scope of consolidation	(15)
Currency translation differences and other changes	59	(390)
Present value of benefit liabilities at end of year	997	895
Present Value Of Defined Benefit Obligation [Member] | FISDE and other foreign medical plans [Member]
Statement Line Items [Line Items]
Present value of benefit liabilities at beginning of year	124	156
Current cost	2	2
Interest cost/income	2	3
Remeasurements:	(1)	(17)
- actuarial (gains) losses due to changes in demographic assumptions		(1)
- actuarial (gains) losses due to changes in financial assumptions		(2)
- experience (gains) losses	(1)	(14)
Past service cost and (gains) losses settlements		2
Benefits paid	(5)	(6)
Changes in the scope of consolidation	(1)
Currency translation differences and other changes	1	(16)
Present value of benefit liabilities at end of year	122	124
Present Value Of Defined Benefit Obligation [Member] | Other benefit plans [Member]
Statement Line Items [Line Items]
Present value of benefit liabilities at beginning of year	170	153
Current cost	54	56
Interest cost/income	1	1
Remeasurements:	3	1
- actuarial (gains) losses due to changes in demographic assumptions		(2)
- actuarial (gains) losses due to changes in financial assumptions	3	2
- experience (gains) losses		1
Past service cost and (gains) losses settlements	30	(3)
Benefits paid	(37)	(31)
Reclassification to asset held for sale	(2)
Changes in the scope of consolidation	(3)
Currency translation differences and other changes	(9)	(7)
Present value of benefit liabilities at end of year	207	170
Plan Assets [Member]
Statement Line Items [Line Items]
Present value of benefit liabilities at beginning of year	619	707
Interest cost/income	20	20
Return on plan assets	12	42
Past service cost and (gains) losses settlements		(3)
Plan contributions:	24	25
- employee contributions	1	1
- employer contributions	23	24
Benefits paid	(25)	(19)
Changes in the scope of consolidation	(15)
Currency translation differences and other changes	(47)	(153)
Present value of benefit liabilities at end of year	588	619
Plan Assets [Member] | Foreign defined benefit plans [Member]
Statement Line Items [Line Items]
Present value of benefit liabilities at beginning of year	619	707
Interest cost/income	20	20
Return on plan assets	12	42
Past service cost and (gains) losses settlements		(3)
Plan contributions:	24	25
- employee contributions	1	1
- employer contributions	23	24
Benefits paid	(25)	(19)
Changes in the scope of consolidation	(15)
Currency translation differences and other changes	(47)	(153)
Present value of benefit liabilities at end of year	€ 588	€ 619